American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2020

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 87.6%
Argentina — 0.7%
YPF SA, 8.75%, 4/4/24	2,700,000	2,610,698
Brazil — 9.9%
Banco Bradesco SA, 2.85%, 1/27/23(1)	2,500,000	2,516,875
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	4,000,000	4,115,000
Banco BTG Pactual SA, VRN, 7.75%, 2/15/29(1)	3,500,000	3,799,600
Banco do Brasil SA, 4.625%, 1/15/25(2)	1,900,000	2,022,075
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,200,000	1,568,622
GUSAP III LP, 4.25%, 1/21/30(1)	2,150,000	2,259,113
Itau Unibanco Holding SA, 3.25%, 1/24/25(1)	2,700,000	2,729,700
Itau Unibanco Holding SA, VRN, 4.50%, 11/21/29(1)	4,300,000	4,420,400
JBS Investments II GmbH, 5.75%, 1/15/28	1,300,000	1,374,828
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,639,125
NBM US Holdings, Inc., 7.00%, 5/14/26	800,000	858,906
Petrobras Global Finance BV, 8.75%, 5/23/26	1,150,000	1,504,603
Petrobras Global Finance BV, 6.875%, 1/20/40	3,900,000	4,831,885
Petrobras Global Finance BV, 6.75%, 1/27/41	340,000	415,288
Rumo Luxembourg Sarl, 7.375%, 2/9/24	500,000	537,608
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,700,000	2,901,406
		38,495,034
Chile — 2.1%
Enel Chile SA, 4.875%, 6/12/28	1,500,000	1,688,021
Engie Energia Chile SA, 3.40%, 1/28/30(1)	1,400,000	1,417,500
Kenbourne Invest SA, 6.875%, 11/26/24(1)	2,900,000	3,023,250
VTR Finance BV, 6.875%, 1/15/24	1,955,000	2,003,064
		8,131,835
China — 8.7%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,377,000	2,549,559
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	4,102,393
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,864,830
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,525,907
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,614,788
Country Garden Holdings Co. Ltd., 4.75%, 9/28/23	2,700,000	2,719,537
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,447,600
JD.com, Inc., 3.875%, 4/29/26	2,000,000	2,142,435
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	200,221
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	700,847
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	750,000	826,114
Weibo Corp., 3.50%, 7/5/24	5,000,000	5,182,719
		33,876,950
Colombia — 5.0%
Bancolombia SA, 3.00%, 1/29/25	400,000	402,904
Ecopetrol SA, 5.875%, 5/28/45	2,400,000	2,893,044
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	2,200,000	2,317,915
Geopark Ltd., 6.50%, 9/21/24	850,000	898,378

Geopark Ltd., 5.50%, 1/17/27(1)(2)	1,600,000	1,600,000
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	650,000	608,244
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,200,000	2,467,536
Millicom International Cellular SA, 6.00%, 3/15/25	2,700,000	2,792,380
Millicom International Cellular SA, 5.125%, 1/15/28(1)	500,000	524,021
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,500,000	1,656,225
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	1,400,000	1,423,251
SURA Asset Management SA, 4.375%, 4/11/27(2)	1,600,000	1,732,572
		19,316,470
Ghana — 1.4%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	3,700,000	3,748,559
Tullow Oil plc, 7.00%, 3/1/25(1)	2,150,000	1,744,209
		5,492,768
Hong Kong — 1.0%
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,016,902
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	2,002,387
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	1,010,635
		4,029,924
India — 7.3%
Adani Transmission Ltd., 4.25%, 5/21/36(1)	2,200,000	2,223,739
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,831,551
Azure Power Energy Ltd., 5.50%, 11/3/22	1,300,000	1,336,628
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(1)	1,950,000	2,017,657
Delhi International Airport Ltd., 6.45%, 6/4/29(1)	3,000,000	3,234,000
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,404,125
Greenko Solar Mauritius Ltd., 5.55%, 1/29/25(1)	2,900,000	2,984,624
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	410,279
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,651,894
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,572,880
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(1)	2,150,000	2,206,348
Vedanta Resources Finance II plc, 9.25%, 4/23/26	1,300,000	1,259,265
Vedanta Resources Ltd., 6.125%, 8/9/24(1)	2,400,000	2,128,928
		28,261,918
Indonesia — 4.8%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	2,750,000	2,697,908
Listrindo Capital BV, 4.95%, 9/14/26	5,600,000	5,781,524
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,750,000	1,694,207
Medco Oak Tree Pte Ltd., 7.375%, 5/14/26(1)	1,500,000	1,553,670
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	3,000,000	3,082,395
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	2,000,000	2,185,089
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,724,514
		18,719,307
Israel — 3.1%
Altice Financing SA, 5.00%, 1/15/28(1)	3,100,000	3,050,431
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,481,649
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	888,332
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,820,851
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24(2)	1,500,000	1,529,378
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)(2)	1,100,000	1,160,066
		11,930,707

Jamaica — 0.3%
Digicel Ltd., 6.00%, 4/15/21	1,600,000	1,270,656
Kazakhstan — 0.4%
KazTransGas JSC, 4.375%, 9/26/27(1)	1,600,000	1,714,096
Kuwait — 0.7%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,712,994
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	1,009,779
		2,722,773
Macau — 0.7%
Sands China Ltd., 5.125%, 8/8/25	2,400,000	2,660,196
Malaysia — 0.3%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,006,895
Mexico — 9.4%
Alpek SAB de CV, 4.50%, 11/20/22	1,500,000	1,569,843
Axtel SAB de CV, 6.375%, 11/14/24(1)	2,550,000	2,698,780
BBVA Bancomer SA, 6.75%, 9/30/22	1,000,000	1,099,280
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	4,900,000	5,224,796
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	1,900,000	2,100,165
Cemex SAB de CV, 5.70%, 1/11/25	1,250,000	1,284,375
Cemex SAB de CV, 6.125%, 5/5/25	4,100,000	4,241,839
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	1,744,200	2,003,449
Grupo Bimbo SAB de CV, 4.00%, 9/6/49(1)	1,000,000	1,009,065
Grupo KUO SAB De CV, 5.75%, 7/7/27	2,450,000	2,588,688
Industrias Penoles SAB de CV, 5.65%, 9/12/49(1)	750,000	826,174
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,900,000	3,021,032
Petroleos Mexicanos, 5.50%, 1/21/21	1,600,000	1,670,400
Petroleos Mexicanos, 6.49%, 1/23/27	1,100,000	1,194,875
Sigma Finance Netherlands BV, 4.875%, 3/27/28	1,500,000	1,639,729
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)(2)	4,400,000	4,509,626
		36,682,116
Morocco — 1.3%
OCP SA, 6.875%, 4/25/44	3,700,000	4,895,674
Nigeria — 1.2%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,300,000	4,656,900
Oman — 1.6%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	5,568,000	6,048,829
Panama — 3.9%
Banistmo SA, 3.65%, 9/19/22	2,886,000	2,959,079
C&W Senior Financing DAC, 7.50%, 10/15/26	1,900,000	2,054,513
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,679,000	6,111,016
Cable Onda SA, 4.50%, 1/30/30(1)	4,050,000	4,194,342
		15,318,950
Peru — 3.3%
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	3,073,245
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	225,570
Fenix Power Peru SA, 4.32%, 9/20/27	950,000	972,655
Inkia Energy Ltd., 5.875%, 11/9/27	1,500,000	1,585,290
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	3,400,000	3,560,981
Kallpa Generacion SA, 4.125%, 8/16/27(2)	3,404,000	3,528,612
		12,946,353

Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	102,500
Qatar — 1.4%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	980,192
Nakilat, Inc., 6.27%, 12/31/33	188,845	226,614
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	3,500,000	3,939,587
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	145,730	147,765
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	112,100	113,666
		5,407,824
Russia — 2.0%
Gazprom PJSC Via Gaz Capital SA, 5.15%, 2/11/26	2,000,000	2,245,431
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	2,101,637
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	3,142,636
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	206,074
		7,695,778
Saudi Arabia — 2.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	700,000	718,992
SABIC Capital II BV, 4.50%, 10/10/28(1)	3,000,000	3,378,234
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	1,800,000	1,910,644
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	900,000	997,172
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	3,900,000	4,441,102
		11,446,144
Singapore — 1.6%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24(2)	3,000,000	3,233,220
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	3,000,000	3,027,960
		6,261,180
South Africa — 2.8%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	1,450,000	1,641,886
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/29	2,200,000	2,512,136
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	762,000	795,568
Prosus NV, 6.00%, 7/18/20	2,000,000	2,031,310
Prosus NV, 3.68%, 1/21/30(1)	2,050,000	2,111,394
SASOL Financing USA LLC, 6.50%, 9/27/28	1,600,000	1,787,866
		10,880,160
South Korea — 1.4%
KEB Hana Bank, MTN, 4.375%, 9/30/24	2,200,000	2,371,076
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)	500,000	516,765
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,442,719
		5,330,560
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,650,537
Thailand — 0.4%
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(1)	1,400,000	1,417,691
Turkey — 2.2%
KOC Holding AS, 3.50%, 4/24/20	3,500,000	3,506,354
Turk Telekomunikasyon AS, 6.875%, 2/28/25(1)	600,000	661,854
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)	3,200,000	3,519,651
Turkiye Vakiflar Bankasi TAO, MTN, 5.75%, 1/30/23	700,000	725,639
		8,413,498

Ukraine — 1.7%
Kernel Holding SA, 8.75%, 1/31/22	600,000	651,876
Kernel Holding SA, 6.50%, 10/17/24(1)	3,350,000	3,542,323
Metinvest BV, 7.75%, 10/17/29(1)	700,000	739,459
MHP SE, 7.75%, 5/10/24(1)	1,600,000	1,727,392
		6,661,050
United Arab Emirates — 2.0%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,738,518
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	739,087
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	2,300,000	2,553,221
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	800,000	836,087
DP World plc, MTN, 3.25%, 5/18/20	1,900,000	1,904,996
		7,771,909
United States — 0.4%
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,500,000	1,589,085
Zambia — 1.3%
First Quantum Minerals Ltd., 7.25%, 4/1/23	700,000	694,897
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	500,000	496,355
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,861,620
		5,052,872
TOTAL CORPORATE BONDS (Cost $323,709,183)		340,469,837
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.5%
Dominican Republic — 0.8%
Dominican Republic International Bond, 5.95%, 1/25/27	1,800,000	1,982,893
Dominican Republic International Bond, 6.85%, 1/27/45	1,050,000	1,184,857
		3,167,750
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27(2)	800,000	876,286
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	220,377
Nigeria — 1.1%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	4,000,000	4,130,343
Oman — 0.3%
Oman Government International Bond, 6.75%, 1/17/48	1,300,000	1,301,581
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	201,633
South Africa — 1.0%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	4,100,000	4,114,945
Turkey — 2.9%
Turkey Government International Bond, 7.00%, 6/5/20	1,400,000	1,421,000
Turkey Government International Bond, 7.25%, 12/23/23	2,300,000	2,563,490
Turkey Government International Bond, 5.75%, 3/22/24	1,300,000	1,380,437
Turkey Government International Bond, 7.375%, 2/5/25(2)	2,200,000	2,488,671
Turkey Government International Bond, 7.625%, 4/26/29	900,000	1,047,762
Turkey Government International Bond, 6.875%, 3/17/36	2,200,000	2,449,960
		11,351,320
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,758,374)		25,364,235

TEMPORARY CASH INVESTMENTS — 5.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $14,416,816), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $14,114,588)		14,113,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $767,507), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $750,041)		750,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,335	7,335
U.S. Treasury Bills, 1.06%, 2/27/20(3)(4)	5,100,000	5,095,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,964,691)		19,965,351
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,052,185)	12,052,185	12,052,185
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $379,484,433)		397,851,608
OTHER ASSETS AND LIABILITIES — (2.4)%		(9,338,661)
TOTAL NET ASSETS — 100.0%		$388,512,947

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	295	March 2020	$59,000,000	$63,826,016	$211,368

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	84	March 2020	$8,400,000	$11,059,125	$(174,095)
U.S. Treasury 10-Year Ultra Notes	23	March 2020	$2,300,000	3,350,094	(71,747)
U.S. Treasury 5-Year Notes	51	March 2020	$5,100,000	6,136,336	(64,662)
				$20,545,555	$(310,504)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Colombia Government International Bond	Buy	(1.00)%	12/20/24	$12,850,000	$(47,295)	$(76,584)	$(123,879)
Bank of America N.A./ Qatar Government International Bond	Buy	(1.00)%	12/20/24	$7,700,000	(210,646)	1,862	(208,784)
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	12/20/24	$3,200,000	(18,478)	(12,371)	(30,849)
					$(276,419)	$(87,093)	$(363,512)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $152,479,154, which represented 39.2% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,683,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,051,817.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $12,052,185.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	340,469,837	—
Sovereign Governments and Agencies	—	25,364,235	—
Temporary Cash Investments	7,335	19,958,016	—
Temporary Cash Investments - Securities Lending Collateral	12,052,185	—	—
	12,059,520	385,792,088	—
Other Financial Instruments
Futures Contracts	211,368	—	—

Liabilities
Other Financial Instruments
Futures Contracts	310,504	—	—
Swap Agreements	—	363,512	—
	310,504	363,512	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.